Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	STONE RIDGE TRUST
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 27, 2016
Prospectus Date	Feb. 29, 2016
Stone Ridge Reinsurance Risk Premium Fund | Class I
Prospectus:
Trading Symbol	SREIX
Stone Ridge Reinsurance Risk Premium Fund | Class M
Prospectus:
Trading Symbol	SREMX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I
Prospectus:
Trading Symbol	SHRIX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class M
Prospectus:
Trading Symbol	SHRMX